Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	UBS Investment Trust
Entity Central Index Key	0000873803
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000006689
Shareholder Report [Line Items]
Fund Name	UBS U.S. Allocation Fund
Class Name	Class A
Trading Symbol	PWTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS U.S. Allocation Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 219,563,946
Holdings Count | Holding	1,070
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$219,563,946
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	90%

Holdings [Text Block]

Top 5 Equity Holdings (% of Net Assets)

Apple, Inc.	4.0%
Microsoft Corp.	3.8
NVIDIA Corp.	3.7
Amazon.com, Inc.	2.6
Meta Platforms, Inc., Class A	1.9

Top 5 Holdings (other than equities) (% of Net Assets)

Invesco S&P 500 Equal Weight ETF	3.1%
Uniform Mortgage-Backed Security, TBA, 6.000%	2.2
U.S. Treasury Bills, 4.327%, due 05/15/25	1.5
Uniform Mortgage-Backed Security, TBA, 4.500%	1.4
iShares Core S&P Mid-Cap ETF	1.3

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	6.9%
Communication Services	7.6%
Financials	11.5%
Mortgage Securities	15.3%
Information Technology	18.2%

Material Fund Change [Text Block]
C000006692
Shareholder Report [Line Items]
Fund Name	UBS U.S. Allocation Fund
Class Name	Class P
Trading Symbol	PWTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS U.S. Allocation Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 219,563,946
Holdings Count | Holding	1,070
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$219,563,946
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	90%

Holdings [Text Block]

Top 5 Equity Holdings (% of Net Assets)

Apple, Inc.	4.0%
Microsoft Corp.	3.8
NVIDIA Corp.	3.7
Amazon.com, Inc.	2.6
Meta Platforms, Inc., Class A	1.9

Top 5 Holdings (other than equities) (% of Net Assets)

Invesco S&P 500 Equal Weight ETF	3.1%
Uniform Mortgage-Backed Security, TBA, 6.000%	2.2
U.S. Treasury Bills, 4.327%, due 05/15/25	1.5
Uniform Mortgage-Backed Security, TBA, 4.500%	1.4
iShares Core S&P Mid-Cap ETF	1.3

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	6.9%
Communication Services	7.6%
Financials	11.5%
Mortgage Securities	15.3%
Information Technology	18.2%

Material Fund Change [Text Block]